ACQUISITION, TECHNOLOGY AND OTHER ASSETS (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 21, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition	Apr. 21, 2016
Business Acquisition, Number Of Option Acquired	3,895,000
Fair Value Assumption Risk Free Interest Rate	1.59%					1.91%
Fair Value Assumption Forfeited rate	0.00%
Fair Value Assumption Expected Volatility Rate	114.00%
Amortization of Intangible Assets		$ 69,314	$ 76,985	$ 209,682	$ 246,920	$ 323,905	$ 550,080
Exercise Price 37.50 [Member]
Business Acquisition [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	6,667
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 37.50
Exercise Price 142.50 [Member]
Business Acquisition [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	6,667
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 142.50
Exercise Price 157.50 [Member]
Business Acquisition [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	6,666
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 157.50
Interactive Motion Technologies, Inc. [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	157,667
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	20,000
Allocated Share-based Compensation Expense	$ 2,582,890
Share Price	$ 147.00
Loans and Leases Receivable, Related Parties	$ 300,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Subordinated Debt	$ 200,000